Income Taxes (Details Textual) ¥ in Thousands	1 Months Ended	12 Months Ended					36 Months Ended			72 Months Ended
	Dec. 31, 2008	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2020	Dec. 31, 2017 USD ($)
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)				12.50%
Income tax recoverable				¥ 13,797			¥ 13,797				$ 0
Tax loss carryforwards		¥ 5,760,404									885,358,000
Tax loss carryforward in 2018		1,206,489
Tax loss carryforward in 2019		637,990
Tax loss carryforward in 2020		1,248,889
Tax loss carryforward in 2021		100,902
Tax loss carryforward in 2022		2,566,134
Deferred Tax Assets, Net of Valuation Allowance, Total		192		¥ 203			203				30,000
Deferred Tax Assets, Net, Total		¥ 192									30,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%	25.00%	25.00%
German Subsidiary [Member]
Income Tax Holiday [Line Items]
Deferred Income Tax Liabilities, Net		¥ 4,501		¥ 4,215			¥ 4,215				692,000
PRC [Member]
Income Tax Holiday [Line Items]
Withholding income tax rate for dividends distributed (as a percent)		10.00%	10.00%
Deferred income tax liability for the undistributed earnings		¥ 10,645									1,636,000
Undistributed earnings of foreign subsidiaries		106,447									$ 16,361,000
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100	$ 17,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
PRC [Member] | Tianwei Yingli [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)						15.00%	15.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		25.00%	25.00%
PRC [Member] | Yingli China [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)							15.00%		15.00%
PRC [Member] | Yingli China [Member] | Scenario, Plan [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)										15.00%
PRC [Member] | Yingli Tianjin, Yingli Lixian and Yingli Hengshui [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)				15.00%				15.00%
PRC [Member] | Yingli Hainan [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)				15.00%				12.50%
PRC [Member] | Yingli Hainan [Member] | Scenario, Plan [Member]
Income Tax Holiday [Line Items]
Preferential income tax rate (as a percent)										15.00%
GERMANY
Income Tax Holiday [Line Items]
Withholding income tax rate for dividends distributed (as a percent)		26.375%	26.375%
Corporation income tax rate (as a percent)		15.00%									15.00%
Solidarity surcharge on corporation income taxes (as a percent)		5.50%									5.50%
GERMANY | Yingli South East Europe [Member]
Income Tax Holiday [Line Items]
Trade income tax rate (as a percent)		12.775%									12.775%
Aggregate statutory income tax rate (as a percent)		28.60%									28.60%
GERMANY | Yingli Europe [Member]
Income Tax Holiday [Line Items]
Trade income tax rate (as a percent)		17.15%									17.15%
Aggregate statutory income tax rate (as a percent)		32.975%									32.975%
UNITED STATES
Income Tax Holiday [Line Items]
Aggregate statutory income tax rate (as a percent)		38.40%									38.40%
Federal corporation tax rate (as a percent)		34.00%	34.00%
State corporation tax rate (as a percent)		6.60%	6.60%